Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables

	December 31, 2025	December 31, 2024
Trade receivables, net of expected credit loss	859,017	893,659
Other receivables	22,415	33,995
	881,432	927,654